Revenue	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Disclosure Revenue Abstract
Revenue

4.	Revenue

	July 1, 2025 to December 31, 2025	July 1, 2025 to December 31, 2025	July 1, 2024 to December 31, 2024
	US$	S$	S$

Type of service
Rendering of services – Medical services	6,428,419	8,266,304	5,034,080
	6,428,419	8,266,304	5,034,080

Timing of transfer of service
At a point in time	6,428,419	8,266,304	5,034,080
	6,428,419	8,266,304	5,034,080

4.	Revenue

	2025	2025	2024
	US$	S$	S$

Type of service
Rendering of services – Medical services	8,900,027	11,319,944	10,050,923
	8,900,027	11,319,944	10,050,923

Timing of transfer of service
At a point in time	8,900,027	11,319,944	10,050,923
	8,900,027	11,319,944	10,050,923